Note 3 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
For the Year Ended
December 31, 2024
(In thousands)
Interest and Dividend Income
Interest on loans, including fees	$70
Interest and dividends on time deposits, investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock	-
Total Interest and Dividend Income	70

Interest Expense
Interest on other borrowings	295
Total Interest Expense	295
Net Interest Loss	(225)

Non-Interest Income
Mortgage banking, equipment lending and title abstract fees	404
Other fees and services charges	197
Net loan servicing income	726
Net gain on sale of loans	366
Gain on sale of OCH (1)	1,378
Total Non-Interest Income	3,071

Non-Interest Expense
Salaries and employee benefits	1,681
Occupancy and equipment	219
Professional fees	31
Advertising	146
Other	987
Total Non-Interest Expense	3,064
Total net loss from discontinued operations	$(218)
Loss attributable to non-controlling interest	(782)
Net gain from discontinued operations	$564